SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash	$ 2,148,417	$ 423,165
Restricted cash included in other long-term assets (see Note 5)	10,190,888
Total cash and restricted cash shown in the statement of cash flows	$ 12,339,305	$ 423,165	$ 324,764	$ 134,003	$ 250,275